                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment //; Amendment Number:
      This Amendment (Check only one.): // is a restatement.
                                        // adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Partners Management Co., Inc.
Address: 1829 Reisterstown Road
         Suite 220
         Baltimore, Maryland 21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark D. Lerner
Title:   Vice President
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:


      /s/ Mark D. Lerner            Baltimore, Maryland           2/14/00
      ---------------------------   -------------------   ----------------------
              [Signature]              [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

// 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

// 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------

Form 13F Information Table Entry Total: 43
                                        --------

Form 13F Information Table Value Total: $480,182
                                        --------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None
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                           FORM 13F INFORMATION TABLE

   COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4                COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8
---------------------   ----------------   --------   --------   -------------------------   ----------   -------- ----------------
                                                        VALUE      SHRS OR     SH/    PUT/   INVESTMENT    OTHER       VOTING
NAME OF ISSUER          TITLE OF CLASS      CUSIP     (x$1000)     PRN AMT     PRN    CALL   DISCRETION   MANAGERS    AUTHORITY
---------------------   ----------------   --------   --------   ----------   ----   -----   ----------   -------- ----------------
                                                                                                                   SOLE SHARED NONE
                                                                                                                   ---- -----  ----
Adforce, Inc.               Common        006867105    4,996        70,000      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
AHT Corporation             Common        00756H108    2,078       443,300      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Air Express Int'l           Common        009104100      323        10,000      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Amcol International         Common        02341W103      285        17,700      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         Common        002824100   15,658       431,190      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Allied Signal               Common        438516106    1,579        27,375      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Caremark, Inc.              Common        58503X107   32,403     6,400,500      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Catherines Stores           Common        14916F100      735        35,000      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences           Common        205363104    3,823        40,400      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Diamond Fields Intl         Common        252905104      402       341,800      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Dynatech New                Common        268140100    2,117       313,600      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Doubleclick, Inc.           Common        258609304   37,403       147,800      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobile Corp.          Common        30231G102    3,480        43,200      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Fleet Fin. Warrants         Common        338915119    2,001        68,992      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Flycast Comm.               Common        344067103    8,173        62,900      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics            Common        369550108    3,566        67,600      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
General Instruments         Common        370120107   96,807     1,138,900      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Genesys
Telecom Labs                Common        371931106   10,680       197,200      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.           Common        421924101      940       174,800      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Imasco Ltd.                 Common        452451701   22,481       813,200      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
IPC Communications          Common        44980K206   23,281       327,900      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Toolworks          Common        452308109   16,933       250,633      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Infinity Broadcasting       Common        456625102   30,936       854,875      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                Common        577081102    1,146        87,280      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.             Common        584699102    4,324        26,070      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Nfront, Inc.                Common        65334N109      200        10,000      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Oak Industries              Common        671400505   15,144       142,700      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Ontrack Data Intl           Common        683372106      844        70,000      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Optical Coating Lab         Common        683829105   48,426       163,600      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Pittway Corp Cl A           Common        725790208    5,996       133,800      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Sybron Chemicals            Common        870903101    1,159        98,600      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Scottish Power              Common        81013T705    1,260        45,000      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals       Common        82481R106    3,044       105,205      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Solectron Corp.             Common        834182107    6,212        65,300      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings         Common        883435208      507        26,004      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International          Common        902120104    8,198       210,200      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
United Globalcom            Common        910734102    7,741       109,600      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
US Bancorp                  Common        902973106    1,238        52,000      SH    Call      sole               none
-----------------------------------------------------------------------------------------------------------------------------------
UST Corp.                   Common        902900109   12,398       390,500      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Ventiv Health               Common        922793104    4,556       495,932      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Visio Corporation           Common        927914101   33,459       704,400      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------
Visio Corporation           Common        927914101    2,138        45,000      SH    Put       sole                           none
-----------------------------------------------------------------------------------------------------------------------------------
Watkins Johnson             Common        942486101    1,112        27,800      SH              sole               sole
-----------------------------------------------------------------------------------------------------------------------------------